Annual Total Returns - Fidelity® Series Intrinsic Opportunities Fund [BarChart] - 07.31 Fidelity Series Intrinsic Opportunities Fund Series PRO-06 - Fidelity® Series Intrinsic Opportunities Fund	Sep. 29, 2020
Bar Chart Table:
Annual Return, Inception Date	Dec. 06, 2012
Fidelity Series Intrinsic Opportunities Fund-Default
Bar Chart Table:
Annual Return 2013	39.97%
Annual Return 2014	7.96%
Annual Return 2015	2.78%
Annual Return 2016	10.99%
Annual Return 2017	24.37%
Annual Return 2018	(7.14%)
Annual Return 2019	17.68%